SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,646	$ 2,050	$ 813
Long-lived assets	5	67	79
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		222	359
Long-lived assets	5	67	79
Taiwan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,594	1,828	454
Other Foreign Countires [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 52